Report of Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effect on CSM
+100 basis point parallel shift in yield curves	£ 50	£ 5
–100 basis point parallel shift in yield curves	(113)	(59)
+100 basis point shift in credit spreads	(17)	(34)
–100 basis point shift in credit spreads	8	36
10% increase in growth assets	64	65
10% decrease in growth assets	(63)	(64)
Effect on profit after tax
+100 basis point parallel shift in yield curves	6	1
–100 basis point parallel shift in yield curves	(13)	(8)
+100 basis point shift in credit spreads	(4)	(3)
–100 basis point shift in credit spreads	4	4
10% increase in growth assets	21	32
10% decrease in growth assets	(22)	(32)
Effect on total equity
+100 basis point parallel shift in yield curves	(19)	(25)
–100 basis point parallel shift in yield curves	12	18
+100 basis point shift in credit spreads	(29)	(30)
–100 basis point shift in credit spreads	28	31
10% increase in growth assets	21	32
10% decrease in growth assets	£ (22)	£ (32)